SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

Commission File Number 001-31238

NOTIFICATION OF LATE FILING

☐ Form 10-K ☐ Form 11-K Form 20-F ☒ Form 10-Q ☐Form N-SAR

For Period Ended: September 30, 2012

☐ Transition Report on Form 10-K ☐ Transition Report on Form 10-Q

☐ Transition Report on Form 20-F ☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please print or type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Items(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Full Name of Registrant: HYDROMER, INC.

Former Name if Applicable:

Address of principal executive Office (Street and number): 35 Industrial Parkway

City, State and Zip Code: Branchburg, NJ 08876

PART II - RULES 12B-25(b) AND (c)

If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

☒	(A)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(B)	The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
☐	(C)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The registrant is unable to file its Form 10-Q for the quarter ended September 30, 2012 by the prescribed date of November 21, 2012, the extended due date pursuant to the Securities and Exchange November 14, 2012 Order (Release No. 68224), due to the impact of Hurricane Sandy (which also impacted its ability to finalize the resolution of loan covenant matters related to the June 30, 2012 fiscal year-end 10-K on a more timely basis). The registrant intends to file its Form 10-Q prior to the prescribed extended date.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
Robert	Lee (908) 722-5000
(Name)	(Area Code) (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☐ No ☑

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Hydromer, Inc

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(Name of Registrant as specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 21, 2012 By: /s/ Robert Y. Lee

Robert Y. Lee

Vice President, Chief Financial Officer